Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Interest income
Loans	$ 12,316	$ 12,602	$ 25,035	$ 26,069
Reverse repurchase agreements	1,886	2,368	4,103	4,974
Securities
Interest	4,086	4,398	8,345	9,100
Dividends	895	848	1,527	1,371
Deposits with banks	798	1,366	1,667	2,940
Total interest income	19,981	21,582	40,677	44,454
Interest expense
Deposits	8,119	9,923	16,705	21,146
Securitization liabilities	244	205	475	433
Subordinated notes and debentures	107	145	229	280
Repurchase agreements and short sales	2,447	2,746	5,199	5,736
Other	203	438	419	868
Total interest expense	11,120	13,457	23,027	28,463
Net interest income	8,861	8,125	17,650	15,991
Non-interest income
Investment and securities services	2,449	2,006	4,818	4,020
Credit fees	433	419	826	838
Trading income (loss)	921	992	2,420	2,297
Service charges	681	680	1,384	1,366
Card services	605	704	1,333	1,477
Insurance revenue	1,945	1,876	3,946	3,746
Other income (loss)	(98)	8,135	5	7,251
Total non-interest income	6,936	14,812	14,732	20,995
Total revenue	15,797	22,937	32,382	36,986
Provision for (recovery of) credit losses	1,001	1,341	2,040	2,553
Insurance service expenses	1,398	1,417	3,020	2,924
Non-interest expenses
Salaries and employee benefits	4,795	4,485	9,752	9,135
Occupancy, including depreciation	529	499	1,046	1,011
Technology and equipment, including depreciation	743	699	1,450	1,388
Amortization of other intangibles	215	194	423	381
Communication and marketing	444	427	799	768
Restructuring charges (recovery)	(6)	163	194	163
Brokerage-related and sub-advisory fees	136	133	264	262
Professional, advisory and outside services	1,010	957	2,056	1,850
Other	506	582	1,141	1,251
Total non-interest expenses	8,372	8,139	17,125	16,209
Income before income taxes and share of net income from investment in Schwab	5,026	12,040	10,197	15,300
Provision for (recovery of) income taxes	775	985	1,903	1,683
Share of net income from investment in Schwab	0	74	0	305
Net income	4,251	11,129	8,294	13,922
Preferred dividends and distributions on other equity instruments	202	200	303	286
Net income available to common shareholders	$ 4,049	$ 10,929	$ 7,991	$ 13,636
Earnings (loss) per share (Canadian dollars)
Basic	$ 2.44	$ 6.28	$ 4.78	$ 7.81
Diluted	2.43	6.27	4.77	7.81
Dividends per common share (Canadian dollars)	$ 1.08	$ 1.05	$ 2.16	$ 2.10